UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

             116 Village Blvd., Princeton, NJ

08540

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 6/30/2016

Item 1.  Schedule of Investments.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares					Value

	COMMON STOCK - 98.5%
	AUTO PARTS & EQUIPMENT - 7.2%
359,283	Invicta Holdings Ltd.				$ 1,316,185

	BUILDING MATERIALS - 7.9%
1,099,849	Afrimat Ltd.				1,435,924

	CHEMICALS - 1.0%
588	Robertet SA				182,907

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
30,833	PSG Group Ltd.				408,398
419,837	Transaction Capital Ltd.				329,677
					738,075
	ENGINEERING & CONSTRUCTION - 9.3%
926,724	Consolidated Infrastructure Group Ltd. *				1,702,211

	FOOD - 5.1%
65,331	Oceana Group Ltd.				504,536
37,842	Shoprite Holdings Ltd.				429,763
					934,299
	HEALTHCARE - 4.3%
27,206	Aspen Pharmacare Holdings Ltd.				673,007
7,000	Mediclinic International PLC				102,466
					775,473
	HOLDING COMPANIES-DIVERSIFIED - 5.6%
68,600	Bollore SA				232,444
979	Financiere de L'Odet				788,525
					1,020,969
	HOME FURNISHINGS - 4.4%
137,900	Steinhoff International Holdings NV				793,502

	INSURANCE - 7.6%
2,060,400	Britam Holdings Ltd.				289,393
5,700,000	Kenya Reinsurance Corp. Ltd.				1,099,407
					1,388,800
	INVESTMENT COMPANIES - 6.8%
2,858,800	Centum Investment Co. Ltd. *				1,244,186

	IRON/STEEL - 0.6%
14,000	Kumba Iron Ore Ltd. *				106,111

	MEDIA - 13.2%
15,700	Naspers Ltd.				2,401,355

	OIL & GAS- 0.8%
5,600	Sasol Ltd. ADR				151,872

	RETAIL - 8.9%
89,519	Famous Brands Ltd.				776,300
403,247	Spur Corp. Ltd.				850,825
					1,627,125
	SOFTWARE - 4.6%
998,285	AdaptIT Holdings Ltd.				846,617

	TELECOMMUNICATIONS - 7.1%
903,658	Blue Label Telecoms Ltd.				1,140,294
16,000	MTN Group Ltd.				156,143
					1,296,437

	TOTAL COMMON STOCK				17,962,048
	(Cost - $19,893,828)

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
58,414	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.19% +				58,414
	TOTAL SHORT-TERM INVESTMENTS (Cost - $58,414)

	TOTAL INVESTMENTS - 98.8% (Cost - $19,952,242) (a)				$ 18,020,462
	OTHER ASSETS LESS LIABILITIES - 1.2%				221,556
	NET ASSETS - 100.00%				$ 18,242,018

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,544,277
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 931,661
				Unrealized depreciation	(3,455,476)
				Net Unrealized depreciation	$ (2,523,815)
		Portfolio Composition (Unaudited) (b)
		South Africa	74.0%
		Kenya	14.6%
		France	6.7%
		Netherlands	4.4%
		United States	0.3%
		Total	100.0%
		(b) Based on total value of investments.
		Percentages may differ from the portfolio of investments which are based on Fund net assets.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accoutning firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,962,048	$ -	$ -	$ 17,962,048
Money Market Fund	58,414	-	-	58,414
Total	$ 18,020,462	$ -	$ -	$ 18,020,462
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations, if any.  The Fund did not enter into foreign currency contracts during the fiscal period.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

8/22/16

By (Signature and Title)

/s/ Andy Chen

     Andy Chen, Secretary and Treasurer

Date

8/22/16